LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 496,819,382		¥ 495,555,226
Less: accumulated amortization	(53,550,210)		(44,614,631)
Land use rights, net	443,269,172		450,940,595		$ 68,129,224
Amortization of land use rights	8,935,579	$ 1,373,373	7,895,001	¥ 6,300,488
Estimated future amortization expense	9,034,788
Land use rights pledged	187,805,393		120,325,828
Gain on disposal of land use right	¥ 0	$ 0	¥ 3,727,161	¥ 3,013,258